Employee compensation and benefits - Average number of persons employed by HSBC during the year by global business (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Average number of employees	232,642	231,556	239,712
Wealth and Personal Banking
Disclosure of operating segments [line items]
Average number of employees	135,676	138,026	144,615
Commercial Banking
Disclosure of operating segments [line items]
Average number of employees	48,004	44,992	45,631
Global Banking and Markets
Disclosure of operating segments [line items]
Average number of employees	48,597	48,179	49,055
Corporate Centre
Disclosure of operating segments [line items]
Average number of employees	365	359	411